UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21327
Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/2005

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Select Fund
Statement of Investments
August 31, 2005 (Unaudited)

Common Stocks--96.3%	Shares		Value($)

Consumer Discretionary--8.9%
Interpublic Group of Cos.	137,000	a	1,661,810
Liberty Media Cl. A	90,000	a	747,900
Time Warner	35,000		627,200
			3,036,910
Consumer Staples--4.5%
Coca-Cola	35,000		1,540,000

Financial--24.9%
American International Group	25,000		1,480,000
Berkshire Hathaway, Cl. A	18	a	1,496,700
Doral Financial	100,000		1,434,000
Fannie Mae	48,000		2,449,920
Marsh & McLennan Cos.	59,000		1,654,950
			8,515,570
Health Care--22.1%
Bristol-Myers Squibb	24,000		587,280
Cardinal Health	40,000		2,384,400
Merck & Co.	45,000		1,270,350
Pfizer	77,000		1,961,190
Wright Medical Group	55,000	a	1,329,350
			7,532,570
Industrial--20.3%
Career Education	90,000	a	3,528,000
Corinthian Colleges	270,000	a	3,423,600
			6,951,600
Information Technology--15.6%
BISYS Group	85,000	a	1,269,050
Electronic Data Systems	112,000		2,508,800
First Data	16,000		664,800
Microsoft	32,000		876,800
			5,319,450
Total Common Stocks
(cost $29,753,614)			32,896,100
	Principal
Bonds and Notes--3.0%	Amount($)		Value($)

Industrial;
General Motors, Notes
7.10%, 3/15/2006
(cost $999,252)	1,000,000		1,010,000

Other Investments--.7%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $232,000)	232,000	b	232,000

Total Investments (cost $30,984,866)	100.0%		34,138,100

Cash and Receivables (Net)	0.0%		11,069

Net Assets	100.0%		34,149,169

a Non-income producing.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

DREYFUS PREMIER BALANCED OPPORTUNITY FUND
Statement of Investments
August 31, 2005 (Unaudited)

Common Stocks--68.3%	Shares		Value ($)

Capital Goods--1.1%
Lexmark International, Cl. A	170,000	a	10,706,600

Consumer Discretionary--8.6%
Catalina Marketing	420,000		10,054,800
Interpublic Group of Cos.	900,000	a	10,917,000
Kohl's	290,000	a	15,210,500
Liberty Media, Cl. A	1,000,000	a	8,310,000
Time Warner	790,000		14,156,800
Viacom, Cl. B	440,000		14,955,600
Wal-Mart Stores	200,000		8,992,000
Walt Disney	24,000		604,560
			83,201,260

Consumer Staples--4.4%
Altria Group	23,000		1,626,100
Coca-Cola	400,000		17,600,000
Nestle, ADR	300,000		21,032,505
Procter & Gamble	40,000		2,219,200
			42,477,805

Energy--4.0%
Chevron	330,000		20,262,000
ConocoPhillips	12,000		791,280
Exxon Mobil	300,000		17,970,000
			39,023,280

Financial--14.0%
American Express	8,000		441,920
American International Group	349,999		20,719,940
Bank of America	400,000		17,212,000
Berkshire Hathaway, Cl. A	220	a	18,293,000
Citigroup	370,000		16,194,900
Doral Financial	1,000,000		14,340,000
Fannie Mae	350,000		17,864,000
Fidelity National Financial	14,300		559,416
Fifth Third Bancorp	7,200		298,152
JPMorgan Chase & Co.	400,000		13,556,000
Marsh & McLennan Cos.	590,000		16,549,500
Wachovia	12,200		605,364
			136,634,192

Health Care--13.9%
Abbott Laboratories	8,700		392,631
Bristol-Myers Squibb	450,000		11,011,500
Cardinal Health	430,000		25,632,300
Eli Lilly & Co.	8,300		456,666
IMS Health	300,000		8,160,000
Johnson & Johnson	22,200		1,407,258
McKesson	300,000		14,001,000
Medtronic	8,400		478,800
Merck & Co.	640,000		18,067,200
Pfizer	800,000		20,376,000
Schering-Plough	62,900		1,346,689
Wright Medical Group	775,000	a	18,731,750
Wyeth	325,000		14,881,750
			134,943,544

Industrial--8.4%
Career Education	625,000	a	24,500,000
Cendant	350,000		7,119,000
Corinthian Colleges	2,200,000	a	27,896,000

Danaher	9,000		482,040
Emerson Electric	17,400		1,170,672
General Electric	575,000		19,325,750
Tyco International	15,100		420,233
United Parcel Service, Cl. B	9,000		638,010
United Technologies	8,800		440,000
			81,991,705

Information Technology--13.8%
BISYS Group	1,350,000	a	20,155,500
Cisco Systems	46,900	a	826,378
Computer Associates International	858		23,132
Dell	32,100	a	1,142,760
Electronic Data Systems	1,000,000		22,400,000
First Data	450,000		18,697,500
Fiserv	296,000	a	13,281,520
Intel	44,600		1,147,112
International Business Machines	20,300		1,636,586
Microsoft	1,000,000		27,400,000
Oracle	70,600	a	915,682
Sabre Holdings, Cl. A	730,000		14,001,400
Texas Instruments	12,600		411,768
Unisys	1,900,000	a	12,635,000
			134,674,338

Telecommunications Services--.1%
SBC Communications	50,200		1,208,816

Total Common Stocks
(cost $630,646,313)			664,861,540

Preferred Stocks--2.4%

Auto Manufacturing--.6%
General Motors,
Cum., $1.84	250,000		5,132,825

Banking--.2%
BancWest Capital l,
Cum., $ 2.375	50,000		1,279,690
Bank One Capital VI,
Cum., $ 1.80	30,000		782,814
			2,062,504

Financial--1.0%
Citigroup Capital VII,
Cum., $1.78	300,000		7,725,000
General Motors Acceptance,
Cum., $1.825	112,800		2,377,824
			10,102,824

Telecommunications--.6%
Verizon South,
Cum., Ser. F, $1.75	220,000		5,699,386

Total Preferred Stocks
(cost $24,070,120)			22,997,539
	Principal
Bonds and Notes--28.8%	Amount($)		Value($)

Agricultural Biotechnology--1.1%
Altria Group,
Notes, 6.375%, 2/1/2006	10,315,000		10,392,507

Airlines--.0%
US Airways,
Enhanced Equipment Notes,
Ser. CL C, 8.93%, 4/15/2008	114,798	b	12

Auto Manufacturing--.3%
Ford Motor Co., Notes:
8.875%, 4/1/2006	1,015,000		1,027,925
7.250%, 10/1/2008	500,000	c	493,817
General Motors,
Notes, 7.10%, 3/15/2006	1,650,000	c	1,666,500
			3,188,242

Auto Trucks & Parts--.2%
Johnson Controls,
Notes, 6.30%, 2/1/2008	2,000,000		2,084,172

Banking--1.2%
Bank of America Corp.:
Sr. Notes, 4.375%, 12/1/2010	665,000		663,568
Sub. Notes, 7.125%, 3/1/2009	3,200,000		3,476,298
First Union,
Sub. Notes, 6.40%, 4/1/2008	2,000,000		2,099,988
US Bank,
Notes, 2.85%, 11/15/2006	4,000,000		3,925,764
Wells Fargo Bank,
Sub. Notes, 7.55%, 6/21/2010	1,000,000		1,136,955
			11,302,573

Beverages--.0%
Miller Brewing,
Notes, 4.25%, 8/15/2008	135,000	d	134,219

Chemicals--.2%
Chevron Phillips Chemical,
Notes, 5.375%, 6/15/2007	1,500,000		1,522,828

Computers--.4%
International Business Machines, Notes:
2.375%, 11/1/2006	4,000,000		3,920,748
4.75%, 11/29/2012	65,000	c	66,525
			3,987,273

Consumer Products--.0%
Kimberly-Clark,
Notes, 5%, 8/15/2013	260,000		272,319

Electric Utilities--.3%
Public Service Company of Colorado,
Collateral Trust Bonds,
Ser. 12, 4.875%, 3/1/2013	149,000		152,118
TXU Energy,
Sr. Notes, 7%, 3/15/2013	300,000		335,208
Wisconsin Energy,
Sr. Notes, 5.875%, 4/1/2006	886,000		894,686
Wisconsin Power & Light,
Notes, 7%, 6/15/2007	1,500,000		1,565,520
			2,947,532

Financial--9.7%
Bear Stearns,
Sr. Unsub. Notes, 3.50%, 2/15/2009	1,182,000		1,136,923
Boeing Capital:
Bonds, 5.80%, 1/15/2013	80,000	c	86,702
Sr. Notes, 5.65%, 5/15/2006	1,935,000		1,955,509
Caterpillar Financial Services,
Notes, Ser. F, 3.70%, 8/15/2008	5,000,000		4,927,345
Citicorp,
Sub. Notes, Ser. F, 6.375%, 11/15/2008	5,000,000		5,303,005
Ford Motor Credit, Notes:
6.875%, 2/1/2006	1,000,000		1,006,752
3.59%, 3/13/2007	55,000	e	51,483

4.308%, 9/28/2007	160,000	e	156,134
GATX Financial,
Notes, Ser. C, 6.86%, 10/13/2005	1,000,000		1,002,541
General Electric Capital:
Debs, 8.75%, 5/21/2007	1,540,000		1,653,443
Notes, Ser. A, 6.125%, 2/22/2011	10,000,000		10,805,580
General Electric Global Insurance Holding,
Notes, 7.50%, 6/15/2010	15,725,000		17,355,730
General Motors Acceptance:
Bonds, 6.15%, 4/5/2007	2,000,000		1,994,472
Notes:
6.125%, 9/15/2006	5,000,000		5,020,565
7.20%, 12/15/2006	2,000,000		2,010,056
6.125%, 2/1/2007	74,000	c	73,943
6.75%, 12/1/2014	203,000	c	187,021
Goldman Sachs, Notes:
3.875%, 1/15/2009	250,000		246,008
7.35%, 10/1/2009	10,000,000		11,047,890
HSBC Finance,
Sr. Unscd. Notes, 4.45%, 9/15/2008	2,500,000		2,500,000
International Lease Finance:
Notes, 4.55%, 10/15/2009	4,000,000		4,027,316
Unsub. Notes, 4.75%, 7/1/2009	10,015,000	c	10,010,283
Morgan Stanley:
Notes, 4%, 1/15/2010	10,000,000		9,804,620
Sub. Notes, 4.75%, 4/1/2014	245,000		242,080
Textron Financial Corp.,
Notes, Ser. E, 4.90%, 4/24/2006	2,000,000		2,015,608
			94,621,009

Health Care--.3%
Tenet Healthcare,
Sr. Notes, 6.375%, 12/1/2011	3,000,000		2,850,000

Industrials--.0%
Emerson Electric,
Bonds, 4.50%, 5/1/2013	200,000		200,226

Insurance--2.2%
Aspen Insurance Holdings,
Sr. Notes, 6%, 8/15/2014	220,000		228,615
Chubb,
Notes, 6%, 11/15/2011	70,000		75,337
Loews,
Notes, 6.75%, 12/15/2006	2,000,000		2,052,994
Marsh & McLennan Cos., Sr. Notes:
5.375%, 3/15/2007	10,000,000		10,092,010
7.125%, 6/15/2009	5,000,000		5,372,735
Prudential Financial,
Sr. Notes, 4%, 1/15/2009	4,000,000		3,957,728
			21,779,419

Media--1.3%
Knight-Ridder
Sr. Unscd. Notes, 4.625%, 11/1/2014	296,000		280,712
Liberty Media:
Notes, 3.50%, 9/25/2006	7,000,000		6,954,213
Sr. Notes, 5.70%, 5/15/2013	5,550,000	c	5,163,814
Sprint Capital,
Gtd. Notes, 6.125%, 11/15/2008	211,000		221,590
			12,620,329

Mining & Metals--.0%
Alcoa,
Notes, 4.25%, 8/15/2007	55,000		55,074

Oil & Gas--.4%

ConocoPhillips:
Gtd. Notes, 4.75%, 10/15/2012	115,000	c	117,633
Sr. Notes, 6.35%, 4/15/2009	3,397,000		3,640,477
			3,758,110

Paper & Forest Products--.0%
International Paper,
Notes, 5.85%, 10/30/2012	55,000	c	58,400

Pharmaceutical--2.8%
Cardinal Health, Notes:
6%, 1/15/2006	3,650,000		3,668,294
6.25%, 7/15/2008	4,000,000		4,171,028
6.75%, 2/15/2011	10,925,000		11,934,896
Pharmacia,
Notes, 5.875%, 12/1/2008	7,500,000		7,871,160
			27,645,378

Real Estate--.0%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	80,000		88,950

Residential Mortgage Pass-Through Certificates--.1%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 10/25/2034	731,925		752,593

Retail--.0%
Tricon Global,
Sr. Notes, 8.875%, 4/15/2011	270,000		325,525

Software--.1%
Oracle,
Sr. Notes, 6.91%, 2/15/2007	945,000		979,266

Structured Index--.2%
Morgan Stanley Traded Custody Receipts,
Ser. 2002-1, 5.878%, 3/1/2007	1,998,000	f	2,023,928

Telecommunications--2.5%
British Telecommunications,
Notes, 8.375%, 12/15/2010	266,000		312,679
GTE North,
Debs., Ser. D, 6.90%, 11/1/2008	7,000,000		7,443,926
GTE Northwest,
Debs., Ser. C, 6.30%, 6/1/2010	1,055,000		1,118,533
New Cingular Wireless Services,
Sr. Notes, 7.875%, 3/1/2011	8,000,000		9,256,736
Pacific Bell,
Notes, 6.125%, 2/15/2008	1,000,000		1,040,454
SBC Communications,
Notes, 5.75%, 5/2/2006	5,000,000		5,056,115
Verizon Florida,
Sr. Unscd. Debs., Ser. F, 6.125%, 1/15/2013	143,000		153,867
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	45,000		45,670
			24,427,980

U.S. Government--1.2%
U.S. Treasury Inflation Protection Securities:
2%, 7/15/2014	5,234,474	c,g	5,406,744
3.625%, 4/15/2028	3,543,856	g	4,725,035
3.375%, 4/15/2032	1,096,856	g	1,482,311
			11,614,090

U.S. Government Agencies--4.2%
Federal Home Loan Banks,
4.50%, 7/12/2010	10,300,000		10,301,154

Federal Home Loan Mortgage Corp.:
3.75%, 4/15/2007	6,000,000		5,980,428
4.75%, 12/8/2010	5,000,000		5,009,650
Federal National Mortgage Association:
5%, 11/28/2014-7/27/2015	18,675,000		18,682,419
			39,973,651

U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
6.50%, 5/1/2032	47,021		48,695
5.50%, 9/1/2034	31,087		31,447
Federal National Mortgage Association:
8%, 1/1/2030-11/1/2030	238,762		255,549
5.50%, 9/1/2034	133,373		134,833
6%, 5/1/2033-9/1/2034	359,261		368,053
Government National Mortgage Association I,
6.50%, 6/15/2032	56,054		58,507
			897,084

Total Bonds and Notes
(cost $280,640,027)			280,502,689

Other Investments--.5%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,206,000)	5,206,000	h	5,206,000

Investment of Cash Collateral
for Securities Loaned--1.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $14,210,530)	14,210,530	h	14,210,530

Total Investments (cost $954,772,990)	101.5%		987,778,298

Liabilities, Less Cash and Receivables	(1.5%)		(14,853,413)

Net Assets	100.0%		972,924,885

ADR - American Depository Receipts
a Non-income producing.
b Non-income producing-security in default.
c All or a portion of these securities are on loan. At August 31, 2005, the total market value of the fund's securities on loan is $13,798,512 and the total market value of the collateral held by fund is $14,210,530.
d Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, this security amounted to $134,219 or .0% of net assets.
e Variable rate security-interest rate subject to periodic change.
f Security linked to a portfolio of investments grade debt securities.
g Principal amount for accrual purpose is periodically adjusted based on changes in the Consumer Price Index.
h Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Blue Chip Fund
Statement of Investments
August 31, 2005 (Unaudited)

Common Stock--96.5%	Shares		Value($)

Consumer Discretionary--12.5%
Catalina Marketing	7,700		184,338
Interpublic Group of Companies	80,000	a	970,400
Kohl's	13,500	a	708,075
Liberty Media, Cl. A	86,900	a	722,139
Time Warner	34,700		621,824
Viacom, Cl. B	21,300		723,987
			3,930,763

Consumer Staples--7.3%
Altria Group	3,000		212,100
Coca-Cola	28,000		1,232,000
Nestle, ADR	12,100		848,311
			2,292,411

Energy--2.4%
Chevron	7,700		472,780
Exxon Mobil	4,800		287,520
			760,300

Financial--20.1%
American International Group	22,200		1,314,240
Bank of America	12,600		542,178
Berkshire Hathaway, Cl. B	300	a	832,800
Citigroup	5,800		253,866
Doral Financial	58,000		831,720
Fannie Mae	21,300		1,087,152
JPMorgan Chase & Co.	9,700		328,733
Marsh & McLennan Cos.	40,000		1,122,000
			6,312,689

Health Care--18.8%
Bristol-Myers Squibb	23,200		567,704
Cardinal Health	23,200		1,382,952
McKesson	11,600		541,372
Merck & Co.	29,000		818,670
Pfizer	40,600		1,034,082
Wright Medical Group	35,700	a	862,869
Wyeth	14,500		663,955
			5,871,604

Industrial--12.7%
Career Education	42,500	a	1,666,000
Cendant	26,600		541,044
Corinthian Colleges	110,000	a	1,394,800
General Electric	11,600		389,876
			3,991,720

Information Technology--20.4%
BISYS Group	64,700	a	965,971
Electronic Data Systems	69,600		1,559,040
First Data	20,300		843,465
Lexmark International	7,800	a	491,244
Microsoft	52,200		1,430,280
Sabre Holdings	27,000		517,860
Unisys	85,000	a	565,250
			6,373,110

Retail Trade--2.3%
Wal-Mart Stores	16,200		728,352

Total Common Stocks
(cost $28,238,317)			30,260,949

Other Investments--3.2%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,010,000)	1,010,000		1,010,000

Total Investments (cost $29,248,317)	99.7%		31,270,949

Cash and Receivables (Net)	.3%		89,166

Net Assets	100.0%		31,360,115

ADR - American Depository Receipts.
a Non-income producing.
b Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)